United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                    Quarterly Schedule of Portfolio Holdings
                  of Registered Management Investment Companies




                                    811-4539

                      (Investment Company Act File Number)


                    Federated Adjustable Rate Securities Fund
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 8/31/06


                 Date of Reporting Period: Quarter ended 5/31/06
                                           ---------------------







Item 1.     Schedule of Investments




FEDERATED ADJUSTABLE RATE SECURITIES FUND
PORTFOLIO OF INVESTMENTS
May 31, 2006 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                ADJUSTABLE RATE MORTGAGES-86.9%
                FEDERAL HOME LOAN MORTGAGE CORP. ARM--47.8%
  $    557,990  5.034%, 3/1/2030                                                                                       $     563,686
       360,406  5.215%, 9/1/2020                                                                                             362,724
       552,058  5.290%, 6/1/2032                                                                                             561,033
    17,158,457  5.444%, 12/1/2035                                                                                         17,094,871
     5,846,094  5.546%, 4/1/2036                                                                                           5,816,959
    10,500,000  5.634%, 2/1/2036                                                                                          10,557,750
     2,610,310  5.752%, 2/1/2031                                                                                           2,648,661
       338,884  5.818%, 1/1/2023                                                                                             342,966
     4,445,591  5.863%, 7/1/2030                                                                                           4,521,469
    14,394,061  5.868%, 7/1/2030                                                                                          14,549,113
     1,293,890  5.872%, 9/1/2030                                                                                           1,313,488
     6,785,776  5.961%, 7/1/2021                                                                                           6,869,472
       366,142  6.143%, 7/1/2026                                                                                             372,071
       577,269  6.262%, 9/1/2032                                                                                             585,692
     1,361,111  6.511%, 4/1/2027                                                                                           1,389,919
                   TOTAL                                                                                                  67,549,874
                FEDERAL NATIONAL MORTGAGE ASSOCIATION ARM--35.9%
     6,821,213  5.375%, 5/1/2036                                                                                           6,794,775
     5,289,576  5.410%, 5/1/2040 - 9/1/2040                                                                                5,326,022
     7,407,867  5.473%, 5/1/2036                                                                                           7,399,275
       149,387  5.875%, 3/1/2029                                                                                             151,988
     4,274,344  5.919%, 1/1/2032                                                                                           4,339,203
     1,244,630  5.950%, 9/1/2021                                                                                           1,262,722
       327,406  5.970%, 10/1/2033                                                                                            331,076
     1,269,626  5.971%, 2/1/2021                                                                                           1,290,063
       558,509  5.998%, 2/1/2020                                                                                             567,773
     3,174,543  6.060%, 5/1/2027                                                                                           3,224,637
     2,031,113  6.108%, 4/1/2030                                                                                           2,076,811
       576,183  6.212%, 10/1/2016                                                                                            588,439
       661,526  6.213%, 2/1/2019                                                                                             672,033
       864,805  6.235%, 9/1/2018                                                                                             881,303
     1,815,993  6.242%, 11/1/2019                                                                                          1,855,790
        69,289  6.267%, 10/1/2028                                                                                             70,278
     9,345,689  6.310%, 12/1/2032                                                                                          9,542,294
     2,448,559  6.314%, 2/1/2025                                                                                           2,476,098
     1,010,595  6.355%, 7/1/2027                                                                                           1,037,263
       895,235  6.488%, 5/1/2018                                                                                             911,557
                   TOTAL                                                                                                  50,799,400
                GOVERNMENT NATIONAL MORTGAGE ASSOCIATION ARM--3.2%
       390,527  4.375%, 5/20/2029                                                                                            390,696
       870,671  4.750%, 7/20/2023 - 9/20/2023                                                                                875,400
       669,651  5.125%, 11/20/2023 - 10/20/2029                                                                              677,189
       163,494  5.250%, 1/20/2030                                                                                            165,200
     2,327,330  5.375%, 1/20/2022 - 3/20/2023                                                                              2,351,505
                   TOTAL                                                                                                   4,459,990
                   TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $123,622,130)                                        122,809,264
                COLLATERALIZED MORTGAGE OBLIGATIONS--10.4%
                FEDERAL HOME LOAN MORTGAGE CORP. REMIC--1.1%
       727,306  REMIC 2396 FL, 5.681%, 12/15/2031                                                                            733,696
       758,281  REMIC 2451 FB, 5.631%, 3/15/2032                                                                             764,103
                   TOTAL                                                                                                   1,497,799
                FEDERAL NATIONAL MORTGAGE ASSOCIATION REMIC--5.5%
     2,330,625  REMIC 1995-17 B, 5.212%, 2/25/2025                                                                         2,372,332
       843,262  REMIC 2002-41 F, 5.631%, 7/25/2032                                                                           850,857
     3,540,886  REMIC 2002-52 FG, 5.581%, 9/25/2032                                                                        3,568,034
       928,910  REMIC 2003-24 FA, 5.581%, 4/25/2033                                                                          936,269
                   TOTAL                                                                                                   7,727,492
                NON-AGENCY MORTGAGE-3.8%
     1,676,903  Bank of America Mortgage Securities 2003-2, Class 2A1, 5.581%, 4/25/2018                                   1,675,316
     2,250,905  Countrywide Home Loans 2003-15, Class 1A1, 5.581%, 6/25/2018                                               2,250,095
     1,519,976  Residential Asset Securitization Trust 2003-A1, Class A2, 5.581%, 3/25/2033                                1,523,874
                   TOTAL                                                                                                   5,449,285
                   TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $14,632,891)                                14,674,576
                MORTGAGE BACKED SECURITIES--0.0%
        10,358  Federal National Mortgage Association, 12.00%, 3/1/2013                                                       11,729
        38,947  Government National Mortgage Association, 8.50%, 1/15/2030                                                    41,327
                   TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $51,623)                                                 53,056
                REPURCHASE AGREEMENT--5.9%
     8,361,000  Interest in $3,100,000,000 joint repurchase agreement 5.05%, dated 5/31/2006 under which UBS               8,361,000
                Securities LLC will repurchase U.S. Treasury and U.S. Government Agency securities with various maturities to 5/25/2036 for $3,100,434,861 on 6/1/2006. The market value of the underlying securities at the end of the period was $3,177,005,067. (at cost)
                   TOTAL INVESTMENTS-103.2%                                                                            $ 145,897,896
                    (IDENTIFIED COST $146,667,644)1
                   OTHER ASSETS AND LIABILITIES---NET---(3.2)%                                                           (4,510,351)
                   TOTAL NET ASSETS---100%                                                                             $ 141,387,545

1 At May 31, 2006, the cost of investments for federal tax purposes was $146,667,644. The net unrealized depreciation of investments on a federal tax basis was $769,748. This consists of net realized appreciation from investments for those securities having an excess of value over cost of $124,507 and net unrealized depreciation from investments for those securities having an excess of cost over value of $894,255.


Note:          The categories of investments are shown as a percentage of total net assets at May 31, 2006.



INVESTMENT VALUATION
The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other fixed income securities, prices furnished by an independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.



The following acronyms are used throughout this portfolio:

 ARM   --Adjustable-Rate Mortgage
 REMIC --Real Estate Mortgage Investment Conduit





Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Adjustable Rate Securities Fund

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer


Date        July 25, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer


Date       July 25, 2006


By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer


Date        July 25, 2006